UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09475

Nuveen Dividend Advantage Municipal Income Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Dividend Advantage Municipal Income Fund (NVG)
	July 31, 2012
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Municipal Bonds – 141.5% (98.7% of Total Investments)
	Alabama – 0.6% (0.4% of Total Investments)
$ 2,270	Auburn University, Alabama, General Fee Revenue Bonds, Series 2012A, 5.000%, 6/01/34	6/22 at 100.00	Aa2	$ 2,650,883
	Alaska – 3.7% (2.6% of Total Investments)
15,000	Alaska, International Airport System Revenue Bonds, Series 2002B, 5.250%, 10/01/27	10/12 at 100.00	Aa3 (4)	15,127,198
	(Pre-refunded 10/01/12) – AMBAC Insured
3,035	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	B+	2,609,918
	Series 2006A, 5.000%, 6/01/32
18,035	Total Alaska			17,737,116
	Arizona – 2.5% (1.8% of Total Investments)
5,000	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds, Series	1/13 at 100.00	AA–	5,006,100
	2002B, 5.250%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)
6,000	Phoenix, Arizona, Civic Improvement Revenue Bonds, Civic Plaza, Series 2005B, 0.000%,	No Opt. Call	AA	7,232,940
	7/01/37 – FGIC Insured
11,000	Total Arizona			12,239,040
	California – 17.6% (12.3% of Total Investments)
2,000	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series	No Opt. Call	BBB+	1,467,740
	2004A, 0.000%, 10/01/20 – AMBAC Insured
6,160	Alhambra Unified School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	AA–	2,611,409
	Capital Appreciation Series 2009B, 0.000%, 8/01/30 – AGC Insured
	California Educational Facilities Authority, Revenue Bonds, Occidental College, Series 2005A:
1,485	5.000%, 10/01/26 – NPFG Insured	10/15 at 100.00	Aa3	1,610,379
1,565	5.000%, 10/01/27 – NPFG Insured	10/15 at 100.00	Aa3	1,693,533
10,000	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	8/22 at 100.00	AA	10,867,398
	Children’s Hospital, Series 2012A, 5.000%, 8/15/51
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and
	Clinics, Tender Option Bond Trust 3294:
855	9.296%, 2/15/20 (IF) (5)	No Opt. Call	AA–	1,024,153
375	9.296%, 2/15/20 (IF)	No Opt. Call	AA–	449,190
340	9.296%, 2/15/20 (IF)	No Opt. Call	AA–	407,204
3,130	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente,	4/22 at 100.00	A+	3,435,332
	Series 2012A, 5.000%, 4/01/42
2,000	Ceres Unified School District, Stanislaus County, California, General Obligation Bonds, Series	8/12 at 29.17	A+	583,560
	2002B, 0.000%, 8/01/33 – FGIC Insured
14,345	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds,	No Opt. Call	Aa2	3,758,247
	Capital Appreciation, Election 2006 Refunding Series 2009C, 0.000%, 8/01/39 – AGM Insured
	El Rancho Unified School District, Los Angeles County, California, General Obligation Bonds,
	Election 2010 Series 2011A:
2,615	0.000%, 8/01/31 – AGM Insured	8/28 at 100.00	Aa3	1,728,672
3,600	0.000%, 8/01/34 – AGM Insured	8/28 at 100.00	Aa3	2,323,584
2,425	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005,	9/15 at 100.00	A	2,480,605
	5.000%, 9/01/27 – AMBAC Insured
18,665	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	A2	19,182,017
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – FGIC Insured
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
3,550	4.500%, 6/01/27	6/17 at 100.00	BB–	3,047,178
1,570	5.000%, 6/01/33	6/17 at 100.00	BB–	1,260,427
1,000	5.750%, 6/01/47	6/17 at 100.00	BB–	846,630
365	5.125%, 6/01/47	6/17 at 100.00	BB–	279,141
1,990	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%,	No Opt. Call	Aa2	1,191,314
	11/01/25 – AGM Insured
	Oceanside Unified School District, San Diego County, California, General Obligation Bonds,
	Series 2009A:
5,905	0.000%, 8/01/26 – AGC Insured	No Opt. Call	AA–	3,252,710
2,220	0.000%, 8/01/28 – AGC Insured	No Opt. Call	AA–	1,071,505
2,675	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/38 –	8/29 at 100.00	AA–	2,289,720
	AGC Insured
4,150	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of	10/21 at 100.00	AA–	3,807,501
	Participation, Series 2011, 0.000%, 10/01/28 – AGM Insured
	San Francisco Unified School District, California, General Obligation Bonds, Series 2007A:
1,000	3.000%, 6/15/25 – AGM Insured	6/17 at 100.00	Aa2	1,019,600
1,180	3.000%, 6/15/26 – AGM Insured	6/17 at 100.00	Aa2	1,194,962
6,820	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	BBB	6,297,656
	Project, Series 2006C, 4.250%, 8/01/30 – NPFG Insured
4,275	Sequoia Union High School District, San Mateo County, California, General Obligation Bonds,	7/14 at 102.00	Aa1	4,371,658
	Series 2006, 3.500%, 7/01/29 – AGM Insured
1,690	Ventura County Community College District, California, General Obligation Bonds, Series 2005B,	8/15 at 100.00	AA	1,866,825
	5.000%, 8/01/28 – NPFG Insured
107,950	Total California			85,419,850
	Colorado – 5.9% (4.1% of Total Investments)
17,300	Adams County, Colorado, FHA-Insured Mortgage Revenue Bonds, Platte Valley Medical Center,	8/15 at 100.00	BBB	18,551,826
	Series 2005, 5.000%, 8/01/24 – NPFG Insured
750	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/32 –	10/16 at 100.00	BBB–	767,528
	SYNCORA GTY Insured
17,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%,	No Opt. Call	BBB	9,145,490
	9/01/25 – NPFG Insured
35,050	Total Colorado			28,464,844
	District of Columbia – 1.7% (1.2% of Total Investments)
6,805	District of Columbia, Revenue Bonds, Georgetown University, Series 2007A, 4.500%, 4/01/42 –	4/17 at 100.00	A–	7,049,368
	AMBAC Insured
935	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	1,077,728
	Tender Option Bond Trust 1606, 11.436%, 10/01/30 – AMBAC Insured (IF)
7,740	Total District of Columbia			8,127,096
	Florida – 12.0% (8.4% of Total Investments)
3,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 –	10/21 at 100.00	AA–	3,363,870
	AGM Insured
	Florida Municipal Loan Council, Revenue Bonds, Series 2003B:
2,305	5.250%, 12/01/17 – NPFG Insured	12/13 at 100.00	A–	2,422,647
1,480	5.250%, 12/01/18 – NPFG Insured	12/13 at 100.00	A–	1,550,996
	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 2002B:
5,655	5.125%, 10/01/21 (Pre-refunded 10/01/12) – AGM Insured (Alternative Minimum Tax)	10/12 at 100.00	AA– (4)	5,699,675
5,945	5.125%, 10/01/21 (Pre-refunded 10/01/12) – AGM Insured (Alternative Minimum Tax)	10/12 at 100.00	Aa3 (4)	5,986,615
2,335	Lee County, Florida, Airport Revenue Refunding Bonds, Series 2011A, 5.375%, 10/01/32 – AGM	8/21 at 100.00	AA–	2,621,668
	Insured (Alternative Minimum Tax)
1,545	Miami, Florida, Special Obligation Non-Ad Valorem Revenue Refunding Bonds, Series 2011A,	2/21 at 100.00	AA–	1,802,752
	6.000%, 2/01/31 – AGM Insured
	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002:
7,165	5.625%, 10/01/15 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	A2	7,217,663
5,600	5.750%, 10/01/16 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	A2	5,640,432
10,000	5.125%, 10/01/21 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	A2	10,045,300
2,000	5.250%, 10/01/22 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	A2	2,008,860
5,300	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2012, 5.000%,	7/22 at 100.00	AA	5,958,737
	7/01/42 (WI/DD, Settling 8/01/12)
1,500	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health, Inc.,	4/22 at 100.00	A	1,621,080
	Series 2012A, 5.000%, 10/01/42
1,000	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	1,070,880
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB) (5)
1,000	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/28 – NPFG Insured	10/15 at 100.00	AA	1,095,290
55,830	Total Florida			58,106,465
	Georgia – 2.4% (1.7% of Total Investments)
6,925	Atlanta and Fulton County Recreation Authority, Georgia, Guaranteed Revenue Bonds, Park	12/15 at 100.00	Aa2	7,618,608
	Improvement, Series 2005A, 5.000%, 12/01/30 – NPFG Insured
1,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004, 5.000%, 11/01/22 –	11/14 at 100.00	AA–	1,070,180
	AGM Insured
1,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University	10/22 at 100.00	Baa2	1,119,490
	Project, Refunding Series 2012C, 5.250%, 10/01/27
1,710	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia	10/21 at 100.00	Aa2	1,904,615
	Medical Center Project, Series 2011B, 5.000%, 10/01/41
10,635	Total Georgia			11,712,893
	Idaho – 1.9% (1.3% of Total Investments)
3,995	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke’s Health System Project, Series	3/22 at 100.00	A	4,301,057
	2012A, 5.000%, 3/01/47 – AGM Insured
	Idaho Housing and Finance Association, Grant and Revenue Anticipation Bonds, Federal Highway
	Trust Funds, Series 2006:
3,000	5.000%, 7/15/23 – NPFG Insured	7/16 at 100.00	Aa2	3,389,190
1,130	5.000%, 7/15/24 – NPFG Insured	7/16 at 100.00	Aa2	1,276,595
8,125	Total Idaho			8,966,842
	Illinois – 13.5% (9.4% of Total Investments)
	Chicago, Illinois, Second Lien Passenger Facility Charge Revenue Bonds, O’Hare International
	Airport, Series 2001C:
4,250	5.500%, 1/01/16 (Pre-refunded 10/17/12) – AMBAC Insured (Alternative Minimum Tax)	10/12 at 100.00	AA (4)	4,263,898
4,485	5.500%, 1/01/17 (Pre-refunded 10/17/12) – AMBAC Insured (Alternative Minimum Tax)	10/12 at 100.00	AA (4)	4,498,276
4,730	5.500%, 1/01/18 (Pre-refunded 10/17/12) – AMBAC Insured (Alternative Minimum Tax)	10/12 at 100.00	AA (4)	4,744,001
2,930	5.500%, 1/01/19 (Pre-refunded 10/17/12) – AMBAC Insured (Alternative Minimum Tax)	10/12 at 100.00	AA (4)	2,938,673
3,600	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	A2	3,992,652
	Series 2005A, 5.250%, 1/01/24 – NPFG Insured
3,000	Chicago, Illinois, Third Lien General Airport Revenue Refunding Bonds, O’Hare International	9/12 at 100.00	A2 (4)	3,012,600
	Airport, Series 2002A, 5.750%, 1/01/17 (Pre-refunded 9/12/12) – NPFG Insured (Alternative
	Minimum Tax)
4,000	Cicero, Cook County, Illinois, General Obligation Corporate Purpose Bonds, Series 2002,	12/12 at 101.00	BBB (4)	4,104,440
	5.000%, 12/01/21 (Pre-refunded 12/01/12) – NPFG Insured
	Community College District 523, Counties of DeKalb, Kane, LaSalle, Lee, Ogle, Winnebago, and
	Boone, Illinois, General Obligation Bonds, Kishwaukee Community College, Capital Appreciation,
	Series 2011B:
2,500	0.000%, 2/01/33	2/21 at 44.26	AA	781,300
2,000	0.000%, 2/01/34	2/21 at 41.04	AA	578,060
	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds,
	Series 2003C:
770	5.250%, 10/01/22 (Pre-refunded 10/01/13) – AGM Insured	10/13 at 100.00	Aa2 (4)	814,868
250	5.250%, 10/01/22 (Pre-refunded 10/01/13) – AGM Insured	10/13 at 100.00	Aa2 (4)	264,568
480	5.250%, 10/01/22 (Pre-refunded 10/01/13) – AGM Insured	10/13 at 100.00	Aa3 (4)	504,994
5,000	Illinois Finance Authority, Revenue Bonds, The University of Chicago, Series 2012A,	10/21 at 100.00	Aa1	5,665,300
	5.000%, 10/01/51
3,500	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Series 2007A, 5.000%,	2/17 at 100.00	A+	3,750,705
	2/01/35 – FGIC Insured
	Illinois State, General Obligation Bonds, Refunding Series 2012:
635	5.000%, 8/01/21	No Opt. Call	A	729,444
310	5.000%, 8/01/22	No Opt. Call	A	357,318
685	5.000%, 8/01/23	No Opt. Call	A	788,010
1,265	5.000%, 8/01/24	No Opt. Call	A	1,431,360
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Capital Appreciation Refunding Series 2010B-1:
25,000	0.000%, 6/15/44 – AGM Insured	No Opt. Call	AAA	5,029,500
17,465	0.000%, 6/15/45 – AGM Insured	No Opt. Call	AAA	3,319,922
3,335	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/20 at 100.00	AAA	4,169,284
	Project, Tender Option Bond Trust 3861, 13.577%, 6/15/42 (IF) (5)
3,900	Rosemont, Illinois, General Obligation Bonds, Series 2011A, 5.600%, 12/01/35 – AGM Insured	12/20 at 100.00	AA–	4,386,798
5,000	Schaumburg, Illinois, General Obligation Bonds, Series 2004B, 5.250%, 12/01/34 – FGIC Insured	12/14 at 100.00	Aaa	5,455,650
99,090	Total Illinois			65,581,621
	Indiana – 4.3% (3.0% of Total Investments)
3,380	Evansville, Indiana, Sewerage Works Revenue Refunding Bonds, Series 2003A, 5.000%, 7/01/20 –	7/13 at 100.00	A1	3,486,301
	AMBAC Insured
1,050	Indiana Finance Authority, Midwestern Disaster Relief Revenue Bonds, Ohio Valley Electric	6/22 at 100.00	BBB–	1,093,827
	Corporation Project, Series 2012A, 5.000%, 6/01/39 – AGM Insured
3,215	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	A+	3,465,931
	NPFG Insured
5,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A,	1/19 at 100.00	AA–	5,682,350
	5.500%, 1/01/38 – AGC Insured
6,960	Valparaiso Middle School Building Corporation, Indiana, First Mortgage Refunding Bonds, Series	1/13 at 100.00	AA+	7,055,352
	2002, 5.000%, 7/15/24 – NPFG Insured
19,605	Total Indiana			20,783,761
	Iowa – 0.0% (0.0% of Total Investments)
10	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	B+	8,917
	5.500%, 6/01/42
	Kansas – 0.8% (0.6% of Total Investments)
3,500	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health	1/20 at 100.00	AA	3,824,695
	Services Corporation, Series 2010A, 5.000%, 1/01/40
	Kentucky – 1.9% (1.3% of Total Investments)
2,415	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 93, Refunding Series	2/19 at 100.00	AA–	2,952,434
	2009, 5.250%, 2/01/20 – AGC Insured
5,350	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health	6/22 at 100.00	AA	6,010,190
	Initiatives, Series 2012A, 5.000%, 12/01/35
7,765	Total Kentucky			8,962,624
	Louisiana – 4.3% (3.0% of Total Investments)
1,000	Jefferson Parish Hospital District1, Louisiana, Hospital Revenue Bonds, West Jefferson Medical	1/21 at 100.00	AA–	1,166,190
	Center, Refunding Series 2011A, 6.000%, 1/01/39 – AGM Insured
5,000	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin’ Cajun Facilities	10/20 at 100.00	AA–	5,699,050
	Inc. Project, Series 2010, 5.500%, 10/01/41 – AGM Insured
1,325	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	BBB	1,402,857
	2004, 5.250%, 7/01/24 – NPFG Insured
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
770	4.750%, 5/01/39 – AGM Insured (UB)	5/16 at 100.00	Aa1	826,703
8,270	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa1	8,660,426
3	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006, Residuals 660-5, 15.803%,	5/16 at 100.00	AA–	3,961
	5/01/34 – FGIC Insured (IF)
3,085	New Orleans, Louisiana, General Obligation Refunding Bonds, Series 2002, 5.125%, 9/01/21	9/12 at 100.00	A3 (4)	3,094,008
	(Pre-refunded 9/04/12) – NPFG Insured
120	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	11/12 at 100.00	A–	122,399
	Series 2001B, 5.875%, 5/15/39
19,573	Total Louisiana			20,975,594
	Massachusetts – 0.8% (0.6% of Total Investments)
1,000	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/20 at 100.00	AA+	1,131,730
	Commonwealth Contract Assistance Secured, Refunding Series 2010B, 5.000%, 1/01/35
2,775	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%,	2/17 at 100.00	AA+	2,904,926
	8/01/46 – AGM Insured (UB) (5)
3,775	Total Massachusetts			4,036,656
	Michigan – 2.5% (1.7% of Total Investments)
1,055	Battle Creek School District, Calhoun County, Michigan, General Obligation Bonds, Series 2007,	5/17 at 100.00	Aa2	1,188,268
	5.000%, 5/01/31 – AGM Insured
1,290	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	A+	1,362,962
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
3,230	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011,	12/21 at 100.00	AA	3,584,266
	5.000%, 12/01/39
1,000	Michigan Public Power Agency, AFEC Project Revenue Bonds, Series 2012A, 5.000%, 1/01/43 –	1/22 at 100.00	A2	1,061,260
	AGM Insured
2,855	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	6/22 at 100.00	AA	3,128,880
	2009C, 5.000%, 12/01/48
	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group,
	Series 2006A:
275	5.000%, 12/01/31 (Pre-refunded 12/01/16) (UB)	12/16 at 100.00	N/R (4)	325,848
1,225	5.000%, 12/01/31 (UB)	12/16 at 100.00	AA	1,320,452
10,930	Total Michigan			11,971,936
	Minnesota – 0.5% (0.3% of Total Investments)
	Central Minnesota Municipal Power Agency, Revenue Bonds, Brookings – Southeast Twin Cities
	Transmission Project, Series 2012:
195	5.000%, 1/01/32	1/22 at 100.00	A–	223,936
10	5.000%, 1/01/42	1/22 at 100.00	A–	11,173
1,970	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series	No Opt. Call	AA–	2,173,383
	2009A, 5.000%, 1/01/15 – AGC Insured
2,175	Total Minnesota			2,408,492
	Missouri – 0.4% (0.2% of Total Investments)
1,600	St. Louis County Pattonville School District R3, Missouri, General Obligation Bonds, Series	3/14 at 100.00	AA (4)	1,724,976
	2004, 5.250%, 3/01/19 (Pre-refunded 3/01/14) – AGM Insured
	Nebraska – 1.9% (1.3% of Total Investments)
6,360	Lincoln, Nebraska, Electric System Revenue Bonds, Series 2005, 5.000%, 9/01/32	9/15 at 100.00	AA (4)	7,245,312
	(Pre-refunded 9/01/15)
	Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, Series 2003A:
1,000	5.250%, 4/01/20 (Pre-refunded 4/01/13) – AGM Insured	4/13 at 100.00	AA– (4)	1,033,320
1,000	5.250%, 4/01/21 (Pre-refunded 4/01/13) – AGM Insured	4/13 at 100.00	AA– (4)	1,033,320
8,360	Total Nebraska			9,311,952
	Nevada – 2.4% (1.7% of Total Investments)
2,350	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2009C, 5.000%, 7/01/26 –	7/19 at 100.00	AA–	2,642,340
	AGM Insured
6,665	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	AA–	7,483,395
	International Airport, Series 2010A, 5.250%, 7/01/39 – AGM Insured
1,300	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B,	6/22 at 100.00	AA+	1,474,304
	5.000%, 6/01/42
10,315	Total Nevada			11,600,039
	New Jersey – 1.7% (1.2% of Total Investments)
1,900	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series	7/14 at 100.00	A	2,024,792
	2004A, 5.000%, 7/01/29 – NPFG Insured
2,150	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	A+	2,665,570
	2006A, 5.250%, 12/15/20
1,200	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2005D-1, 5.250%, 1/01/26 –	No Opt. Call	AA–	1,527,684
	AGM Insured
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
1,535	4.500%, 6/01/23	6/17 at 100.00	B1	1,465,127
820	4.750%, 6/01/34	6/17 at 100.00	B2	660,313
7,605	Total New Jersey			8,343,486
	New York – 7.2% (5.0% of Total Investments)
1,120	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	BBB	1,209,578
	Hospital, Series 2004, 5.000%, 8/01/23 – FGIC Insured
3,660	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	2/15 at 100.00	AA–	4,020,290
	Improvements, Series 2005B, 5.000%, 2/15/23 – AMBAC Insured
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Tender
	Option Bond Trust 3518:
2,000	13.450%, 2/15/33 (IF)	2/19 at 100.00	AAA	2,867,720
1,335	13.439%, 2/15/33 (IF)	2/19 at 100.00	AAA	1,913,669
850	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	997,977
	2011A, 5.750%, 2/15/47
3,130	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	3,221,177
	2/15/47 – NPFG Insured
2,400	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 4.250%,	11/16 at 100.00	A	2,485,080
	5/01/33 – NPFG Insured
1,575	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%,	5/21 at 100.00	AA–	1,768,694
	5/01/36 – AGM Insured
3,335	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012A,	9/22 at 100.00	A	3,737,268
	5.000%, 9/01/42
480	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005B,	11/15 at 100.00	A	509,909
	5.000%, 11/15/30 – AMBAC Insured
10,265	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	AA–	10,379,968
	Series 2002A, 5.000%, 11/15/30 – AGM Insured
1,435	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project	3/19 at 100.00	AA–	1,764,663
	PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured
31,585	Total New York			34,875,993
	North Carolina – 2.1% (1.5% of Total Investments)
4,600	North Carlolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University	6/22 at 100.00	AA	5,167,640
	Health System, Series 2012A, 5.000%, 6/01/42
2,080	North Carolina Medical Care Commission, FHA-Insured Mortgage Revenue Bonds, Betsy Johnson	10/13 at 100.00	AA– (4)	2,198,165
	Regional Hospital Project, Series 2003, 5.375%, 10/01/24 (Pre-refunded 10/01/13) – AGM Insured
2,150	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds,	10/22 at 100.00	AA–	2,376,288
	WakeMed, Series 2012A, 5.000%, 10/01/38
540	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2009A, 6.000%, 6/01/34 –	6/19 at 100.00	AA–	629,057
	AGC Insured
9,370	Total North Carolina			10,371,150
	Ohio – 4.1% (2.8% of Total Investments)
950	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds,	5/22 at 100.00	A1	1,030,684
	Children’s Hospital Medical Center, Improvement & Refunding Series 2012, 5.000%, 11/15/42
	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Refunding and
	Improvement Series 2012A:
770	5.000%, 5/01/33	5/22 at 100.00	AA–	862,308
1,660	4.000%, 5/01/33	5/22 at 100.00	AA–	1,679,322
980	5.000%, 5/01/42	5/22 at 100.00	AA–	1,071,258
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
900	5.125%, 6/01/24	6/17 at 100.00	B	755,379
710	5.875%, 6/01/30	6/17 at 100.00	B+	589,563
1,465	5.750%, 6/01/34	6/17 at 100.00	BB	1,192,832
2,115	5.875%, 6/01/47	6/17 at 100.00	BB	1,717,993
1,870	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project,	5/22 at 100.00	Aa2	2,081,123
	Improvement Series 2012A, 5.000%, 11/01/42
4,650	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding	No Opt. Call	Aa3	5,838,122
	Series 2007, 5.250%, 12/01/28 – AGM Insured
1,650	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Cleveland Clinic	1/22 at 100.00	Aa2	1,842,143
	Health System Obligated Group, Series 2012A, 5.000%, 1/01/38
	Southeastern Ohio Port Authority, Hosptial Facilities Revenue Bonds, Memorial Health System
	Obligated Group Project, Refunding and Improvement Series 2012:
600	5.750%, 12/01/32	12/22 at 100.00	N/R	630,486
420	6.000%, 12/01/42	12/22 at 100.00	N/R	444,499
18,740	Total Ohio			19,735,712
	Oklahoma – 0.4% (0.3% of Total Investments)
2,000	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007,	2/17 at 100.00	A	2,097,040
	5.000%, 2/15/37
	Oregon – 0.7% (0.5% of Total Investments)
3,000	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2009A,	5/19 at 100.00	AAA	3,464,520
	5.000%, 11/15/33
	Pennsylvania – 4.8% (3.3% of Total Investments)
4,500	Allegheny County, Pennsylvania, Airport Revenue Refunding Bonds, Pittsburgh International	No Opt. Call	A–	4,573,260
	Airport, Series 1997A, 5.750%, 1/01/13 – NPFG Insured (Alternative Minimum Tax)
1,050	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	AA–	1,157,478
	5.000%, 1/01/40 – AGM Insured
4,130	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AA	4,312,298
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured (UB)
1,050	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 –	6/16 at 100.00	Aa3	1,180,452
	AMBAC Insured
6,000	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%,	6/26 at 100.00	AA–	6,207,480
	6/01/33 – AGM Insured
400	Philadelphia Hospitals and Higher Education Facilities Authoirty, Pennsylvania, Hospital	7/22 at 100.00	BBB–	419,180
	Revenue Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/42
2,000	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2003B, 5.250%,	11/13 at 100.00	AA–	2,113,980
	11/15/18 – AGM Insured
2,000	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2005,	1/16 at 100.00	AA–	2,249,240
	5.000%, 1/15/19 – AGM Insured (UB)
1,000	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School	6/13 at 100.00	AA+ (4)	1,039,390
	District, Series 2003, 5.000%, 6/01/23 (Pre-refunded 6/01/13) – AGM Insured
22,130	Total Pennsylvania			23,252,758
	Puerto Rico – 0.9% (0.6% of Total Investments)
1,225	Puerto Rico Municipal Finance Agency, Series 2005C, 5.250%, 8/01/21 – CIFG Insured	No Opt. Call	AA–	1,375,308
8,480	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Senior Series 2011C,	No Opt. Call	AA–	2,009,166
	0.000%, 8/01/39
5,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	AA–	973,050
	8/01/42 – FGIC Insured
14,705	Total Puerto Rico			4,357,524
	Rhode Island – 0.2% (0.1% of Total Investments)
	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,
	Series 2002A:
90	6.125%, 6/01/32	12/12 at 100.00	BBB+	90,899
715	6.250%, 6/01/42	12/12 at 100.00	BBB–	725,718
805	Total Rhode Island			816,617
	South Carolina – 2.2% (1.5% of Total Investments)
1,950	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/16 at 100.00	AA	2,182,577
	2006, 5.000%, 12/01/28 – AGM Insured
	Greenville, South Carolina, Tax Increment Revenue Improvement Bonds, Series 2003:
1,000	5.500%, 4/01/17 (Pre-refunded 4/01/13) – NPFG Insured	4/13 at 100.00	A– (4)	1,035,460
2,300	5.000%, 4/01/21 (Pre-refunded 4/01/13) – NPFG Insured	4/13 at 100.00	A– (4)	2,373,899
1,000	Scago Educational Facilities Corporation, South Carolina, Installment Purchase Revenue Bonds,	10/15 at 100.00	AA–	1,116,550
	Spartanburg County School District 5, Series 2005, 5.000%, 4/01/21 – AGM Insured
3,330	Spartanburg Regional Health Services District, Inc., South Carolina, Hosptial Refunding Revenue	4/22 at 100.00	A1	3,751,012
	Bonds, Series 2012A, 5.000%, 4/15/32
9,580	Total South Carolina			10,459,498
	Tennessee – 5.3% (3.7% of Total Investments)
	Memphis, Tennessee, Sanitary Sewerage System Revenue Bonds, Series 2004:
1,495	5.000%, 10/01/19 – AGM Insured	10/14 at 100.00	AA	1,630,611
1,455	5.000%, 10/01/20 – AGM Insured	10/14 at 100.00	AA	1,586,983
1,955	5.000%, 10/01/21 – AGM Insured	10/14 at 100.00	AA	2,132,338
10,000	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Series 2002A,	11/12 at 100.00	AA– (4)	10,123,700
	5.125%, 11/01/28 (Pre-refunded 11/01/12) – AMBAC Insured
10,000	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Series 2002B,	11/12 at 100.00	AA– (4)	10,123,700
	5.125%, 11/01/29 (Pre-refunded 11/01/12) – AMBAC Insured
210	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	5/22 at 100.00	A+	228,129
	Methodist Le Bonheur Healthcare, Series 2012, 5.000%, 5/01/42
25,115	Total Tennessee			25,825,461
	Texas – 16.3% (11.4% of Total Investments)
1,050	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding and Improvement	11/12 at 100.00	A+	1,054,568
	Bonds, Series 2001A, 5.750%, 11/01/13 – NPFG Insured (Alternative Minimum Tax)
2,600	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding and Improvement	11/21 at 100.00	A+	2,898,168
	Bonds, Series 2012C, 5.000%, 11/01/45 – AGM Insured
	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds,
	TECO Project, Series 2003:
2,240	5.000%, 11/15/16 – NPFG Insured	11/13 at 100.00	AA	2,361,408
2,355	5.000%, 11/15/17 – NPFG Insured	11/13 at 100.00	AA	2,475,882
1,545	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds, Tender	11/21 at 100.00	AA	2,227,087
	Option Bond Trust 1014, 13.503%, 11/01/41 (IF)
4,080	Harris County, Texas, General Obligtion Toll Road Revenue Bonds, Tender Option Bond Trust	No Opt. Call	AAA	8,327,280
	3418, 13.992%, 8/15/27 – AGM Insured (IF)
1,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%,	5/14 at 100.00	AA	1,073,910
	5/15/24 – FGIC Insured
2,820	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds,	8/22 at 100.00	AA	3,189,448
	Children’s Medical Center Dallas Project, Series 2012, 5.000%, 8/15/32
3,220	North Fort Bend Water Authority, Texas, Water System Revenue Bonds, Series 2011, 5.000%,	12/21 at 100.00	AA–	3,560,934
	12/15/36 – AGM Insured
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011:
2,590	0.000%, 9/01/43	9/31 at 100.00	AA	1,831,674
3,910	0.000%, 9/01/45	9/31 at 100.00	AA	3,047,454
7,700	Tarrant Regional Water District, Texas, Water Revenue Bonds, Refunding and Improvement Series	3/22 at 100.00	AAA	8,744,043
	2012, 5.000%, 3/01/52
6,835	Texas Department of Housing and Community Affairs, Single Family Mortgage Bonds, Series 2002B,	9/12 at 100.00	AA+	6,843,339
	5.550%, 9/01/33 – NPFG Insured (Alternative Minimum Tax)
	Texas Public Finance Authority, Revenue Bonds, Texas Southern University Financing System,
	Series 2002:
3,520	5.125%, 11/01/20 – NPFG Insured	11/12 at 100.00	Baa1	3,522,006
3,520	5.125%, 11/01/21 – NPFG Insured	11/12 at 100.00	Baa1	3,521,443
	Texas Student Housing Authority, Revenue Bonds, Austin Project, Senior Series 2001A:
9,000	5.375%, 1/01/23 – NPFG Insured	1/14 at 100.00	Baa2	8,744,670
11,665	5.500%, 1/01/33 – NPFG Insured	1/13 at 101.00	Baa2	10,738,566
5,000	Texas Water Development Board, Senior Lien State Revolving Fund Revenue Bonds, Series 1999B,	1/13 at 100.00	AAA	5,020,500
	5.250%, 7/15/17
74,650	Total Texas			79,182,380
	Utah – 1.4% (1.0% of Total Investments)
4,865	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2008, Trust 1193, 13.250%, 12/15/15–	No Opt. Call	AAA	6,847,974
	AGM Insured (IF)
	Virginia – 0.4% (0.3% of Total Investments)
1,000	Norfolk Economic Development Authority, Virginia, Health Care Facilities Revenue Bonds,	11/22 at 100.00	AA	1,128,670
	Sentara Healthcare, Refunding Series 2012B, 5.000%, 11/01/43
700	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC	1/22 at 100.00	BBB–	739,809
	Project, Series 2012, 5.000%, 1/01/40 (Alternative Minimum Tax)
1,700	Total Virginia			1,868,479
	Washington – 11.7% (8.2% of Total Investments)
5,265	Energy Northwest, Washington Public Power, Nine Canyon Wind Project Revenue Bonds, Series	7/16 at 100.00	A	5,506,084
	2006A, 4.500%, 7/01/30 – AMBAC Insured
5,000	King County, Washington, Sewer Revenue Bonds, Refunding Series 2012, 5.000%, 1/01/52	1/22 at 100.00	AA+	5,599,250
2,340	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Refunding Series 2012A,	8/22 at 100.00	Aa3	2,767,261
	5.000%, 8/01/31
2,500	Port of Seattle, Washington, Revenue Refunding Bonds, Series 2002D, 5.750%, 11/01/15	11/12 at 100.00	Aa2 (4)	2,531,275
	(Pre-refunded 11/01/12) – FGIC Insured (Alternative Minimum Tax)
2,200	Snohomish County School District 2, Everett, Washington, General Obligation Bonds, Series	12/13 at 100.00	AA+ (4)	2,330,504
	2003B, 5.000%, 6/01/17 (Pre-refunded 12/01/13) – AGM Insured
3,255	Thurston and Pierce Counties School District, Washington, General Obligation Bonds, Yelm	6/13 at 100.00	Aa1 (4)	3,392,687
	Community Schools, Series 2003, 5.250%, 12/01/16 (Pre-refunded 6/01/13) – AGM Insured
10,000	University of Washington, General Revenue Bonds, Refunding Series 2007, 5.000%, 6/01/37 –	6/17 at 100.00	Aaa	11,387,700
	AMBAC Insured (UB)
750	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	No Opt. Call	AA	861,075
	Refunding Series 2012B, 5.000%, 10/01/30
1,925	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	No Opt. Call	AA	2,131,052
	Series 2012A, 5.000%, 10/01/42
15,000	Washington State Health Care Facilities Authority, Revenue Bonds, Harrison Memorial Hospital,	8/13 at 102.00	N/R	15,195,598
	Series 1998, 5.000%, 8/15/28 – AMBAC Insured
	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,
	Series 2002:
195	6.500%, 6/01/26	6/13 at 100.00	A3	202,962
230	6.625%, 6/01/32	6/13 at 100.00	Baa1	238,844
3,335	Washington State, General Obligation Bonds, Series 2009, Trust 1212, 13.266%, 7/01/14 –	No Opt. Call	AA+	4,494,379
	AGM Insured (IF)
51,995	Total Washington			56,638,671
	Wisconsin – 0.5% (0.4% of Total Investments)
2,220	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran,	10/21 at 100.00	A+	2,443,488
	Series 2011A, 5.250%, 10/15/39
$ 723,398	Total Municipal Bonds (cost $625,130,874)			685,197,043
Shares	Description (1)			Value
	Investment Companies – 0.3% (0.2% of Total Investments)
8,134	BlackRock MuniHoldings Fund Inc.			$ 152,106
13,600	BlackRock MuniEnhanced Fund Inc.			171,360
7,920	Dreyfus Strategic Municipal Fund			77,537
3,500	DWS Municipal Income Trust			53,620
9,500	Invesco Advantage Municipal Income Fund II			131,575
9,668	Invesco Quality Municipal Income Trust			142,506
28,980	Invesco Van Kampen Investment Grade Municipal Trust			455,276
26,280	PIMCO Municipal Income Fund II			348,210
	Total Investment Companies (cost $1,353,712)			1,532,190
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Short-Term Investments –1.6% (1.1% of Total Investments)
	Missouri – 1.6% (1.1% of Total Investments)
$ 7,975	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Tender	No Opt. Call	A-2	$ 7,975,000
	Option Bond Trust DCL-017, 0.760%, 7/01/22 (6)
$ 7,975	Total Short-Term Investments (cost $7,975,000)			7,975,000
	Total Investments (cost $634,459,586) – 143.4%			694,704,233
	Floating Rate Obligations – (4.5)%			(21,558,334)
	MuniFund Term Preferred Shares, at Liquidation Value – (22.3)% (7)			(108,000,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (19.1)% (7)			(92,500,000)
	Other Assets Less Liabilities – 2.5%			11,778,896
	Net Assets Applicable to Common Shares – 100%			$ 484,424,795

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$685,197,043	$ —	$685,197,043
Investment Companies	1,532,190	—	—	1,532,190
Short-Term Investments:
Municipal Bonds	—	7,975,000	—	7,975,000
Total	$1,532,190	$693,172,043	$ —	$694,704,233

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The V aluation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2012, the cost of investments was $620,183,307.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2012, were as follows:

Gross unrealized:
Appreciation	$ 63,387,554
Depreciation	(10,425,413)
Net unrealized appreciation (depreciation) of investments	$ 52,962,141

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations of investments in inverse floating rate transactions.
(6)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(7)	MuniFund Term Preferred Shares and Variable Rate MuniFund Term Preferred Shares, at Liquidation
Value as a percentage of Total Investments are 15.5% and 13.3%, respectively.
N/R	Not rated.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Dividend Advantage Municipal Income Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         September 28, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         September 28, 2012